Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 3,556	$ 3,300
Accounts receivables, net of allowance for credit losses of $81 million and $78 million as of December 31, 2025 and December 31, 2024, respectively		3,709	3,059
Inventories		3,179	3,007
Prepaid expenses		1,122	1,006
Other current assets		539	409
Assets held for sale		1,842	1,771
Total current assets		13,946	12,552
Deferred income taxes		2,191	1,799
Other non-current assets		405	462
Property, plant and equipment, net		4,080	4,581
Operating lease right-of-use assets		345	367
Identifiable intangible assets, net		3,781	4,418
Goodwill	[1]	16,000	15,147
Total assets		40,748	39,326
Current liabilities:
Short-term debt		1,820	1,781
Sales reserves and allowances		4,143	3,678
Accounts payables		2,531	2,203
Employee-related obligations		739	624
Accrued expenses		2,687	2,792
Other current liabilities		1,182	1,020
Liabilities held for sale		354	698
Total current liabilities		13,456	12,796
Long-term liabilities:
Deferred income taxes		296	483
Other taxes and long-term liabilities		3,808	4,028
Senior notes and loans		14,986	16,002
Operating lease liabilities		288	296
Total long-term liabilities		19,379	20,809
Commitments and contingencies, see note 12
Total liabilities		32,834	33,606
Redeemable non-controlling interests		0	340
Teva shareholders' equity:
Ordinary shares of NIS 0.10 par value per share; December 31, 2025 and December 31, 2024: authorized 2,495 million shares; issued 1,257 million shares and 1,240 million shares, respectively		58	58
Additional paid-in capital		28,133	27,764
Accumulated deficit		(13,762)	(15,173)
Accumulated other comprehensive loss		(2,391)	(3,148)
Treasury shares as of December 31, 2025 and December 31, 2024: 107 million ordinary shares		(4,128)	(4,128)
Stockholders' equity attributable to Teva shareholders		7,910	5,373
Non-controlling interests		4	7
Total equity		7,914	5,380
Total liabilities, redeemable non-controlling interests and equity		$ 40,748	$ 39,326

[1]	Cumulative goodwill impairment as of December 31, 2025, 2024 and 2023, was approximately $29.6 billion, $29.6 billion and $28.3 billion, respectively.